GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) - Aerospace	3 Months Ended	12 Months Ended
	Mar. 31, 2026 reportingUnit	Dec. 31, 2025 reporting_unit
Goodwill [Line Items]
Number of reporting units | reporting_unit		2
Subsequent Event
Goodwill [Line Items]
Number of reporting units | reportingUnit	2